NATURE OF BUSINESS	6 Months Ended
Feb. 29, 2016
NATURE OF BUSINESS
NATURE OF BUSINESS

NOTE 2 – NATURE OF BUSINESS

Cherubim Interests Inc. ("Company") was organized September 27, 2006 under the laws of the State of Nevada for the purpose of selling new food products produced or developed by North American companies to foreign markets. On August 31, 2009, the Company discontinued its involvement in the sales of tea due to a strategic change in business focus by the acquisition of mineral rights as disclosed in the Company's 8-K filed with the SEC on September 2, 2009. The Company currently has limited operations or realized revenues from its planned principle business purpose and, in accordance with ASC 915, "Development Stage Entities", formerly known as SFAS 7, "Accounting and Reporting by Development State Enterprises ." is considered a Development Stage Enterprise. The Company was incorporated in the State of Nevada, United States of America on September 27, 2006 and its fiscal year end is August 31. The Company was engaged in sales of new food products produced or developed by North American companies to foreign markets and discontinued that business in August 2009. The Company previously operated in the oil and gas industry, focused on the exploration for and development of oil and gas properties. Cherubim Interests now targets alternative, commercial, single and multifamily dwelling opportunities for the purpose of investment purchase. It also provides renovation services to third party multifamily dwelling unit owners on a turn-key basis. Cherubim Interests specializes in covering the entire spectrum of development – including due diligence, acquisition, planning, construction, renovation, and property management. This comprehensive expertise allows the company to provide complete beginning-to-end development programs for all acquisitions.